FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Trade and other payables | Level 2
Fair value by hierarchy
Financial liability at fair value	$ 57,237	$ 3,135,008
Consideration for acquisition | Level 1
Fair value by hierarchy
Financial liability at fair value		1,083,814
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	4,027,070	13,351,540
Other investments | Level 1
Fair value by hierarchy
Financial assets at fair value	814,691	919,007
Moolec Science S.A. shares | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 186,550	$ 976,425